Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, New York 10178

September 19, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Danaos Corporation—Registration Statement on Form F-1

Ladies/Gentlemen:

              We are transmitting, on behalf of our client, Danaos Corporation, for filing the Registration Statement on Form F-1 (the "Registration Statement") of Danaos Corporation. The Registration Statement covers the initial public offering of up to 11,787,500 shares of common stock, par value $0.01 per share, of Danaos Corporation.

              Please direct any questions regarding the attached filing to Stephen P. Farrell (212-309-6050) or the undersigned (212-309-6704), of Morgan, Lewis & Bockius LLP, New York, NY.

              Thank you.

                      Very truly yours,
                      /s/                        FINNBARR D. MURPHY
                      Finnbarr D. Murphy

cc: John Coustas, Danaos Corporation